Goodwill and Intangible Assets - Goodwill Acquired by Segment (Details) - Goodwill - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 6,072	$ 5,832
Acquisitions	479	278
Foreign exchange rate movements	(34)	(38)
Ending balance	6,517	6,072
Canada
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,607	2,607
Acquisitions	0	0
Foreign exchange rate movements	0	0
Ending balance	2,607	2,607
U.S.
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,062	1,083
Acquisitions	53	0
Foreign exchange rate movements	(7)	(21)
Ending balance	1,108	1,062
Asia
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	665	676
Acquisitions	3	0
Foreign exchange rate movements	(9)	(11)
Ending balance	659	665
Asset Management
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,551	1,281
Acquisitions	423	278
Foreign exchange rate movements	(15)	(8)
Ending balance	1,959	1,551
Corporate
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	187	185
Acquisitions	0	0
Foreign exchange rate movements	(3)	2
Ending balance	$ 184	$ 187